Structured entities - Unconsolidated structured entities (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Unconsolidated structured entities
Structured entities
Assets recognised related to structured entities	£ 18,606	£ 11,358
Liabilities recognised related to structured entities	230	410
Liquidity facilities/loan commitments	2,269	2,043
Guarantees	127	107
Total	2,396	2,150
Maximum exposure	20,772	13,098
Unconsolidated structured entities | Trading assets
Structured entities
Assets recognised related to structured entities	614	753
Unconsolidated structured entities | Derivative assets
Structured entities
Assets recognised related to structured entities	134	343
Unconsolidated structured entities | Derivative liabilities
Structured entities
Liabilities recognised related to structured entities	230	410
Unconsolidated structured entities | Loans to customers
Structured entities
Assets recognised related to structured entities	3,700	3,079
Unconsolidated structured entities | Other financial assets
Structured entities
Assets recognised related to structured entities	14,158	7,183
Asset backed securitisation vehicles
Structured entities
Assets recognised related to structured entities	16,234	9,724
Liabilities recognised related to structured entities	213	388
Liquidity facilities/loan commitments	1,873	1,723
Total	1,873	1,723
Maximum exposure	17,894	11,059
Asset backed securitisation vehicles | Trading assets
Structured entities
Assets recognised related to structured entities	303	616
Asset backed securitisation vehicles | Derivative assets
Structured entities
Assets recognised related to structured entities	134	343
Asset backed securitisation vehicles | Derivative liabilities
Structured entities
Liabilities recognised related to structured entities	213	388
Asset backed securitisation vehicles | Loans to customers
Structured entities
Assets recognised related to structured entities	2,701	2,431
Asset backed securitisation vehicles | Other financial assets
Structured entities
Assets recognised related to structured entities	13,096	6,334
Investment funds and other
Structured entities
Assets recognised related to structured entities	2,372	1,634
Liabilities recognised related to structured entities	17	22
Liquidity facilities/loan commitments	396	320
Guarantees	127	107
Total	523	427
Maximum exposure	2,878	2,039
Investment funds and other | Trading assets
Structured entities
Assets recognised related to structured entities	311	137
Investment funds and other | Derivative liabilities
Structured entities
Liabilities recognised related to structured entities	17	22
Investment funds and other | Loans to customers
Structured entities
Assets recognised related to structured entities	999	648
Investment funds and other | Other financial assets
Structured entities
Assets recognised related to structured entities	£ 1,062	£ 849